Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000203455_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000203455_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000203455_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%
C000014129_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014129_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014129_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000204997_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000204997_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000204997_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000014045_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014045_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014045_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014046_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014046_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014046_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014044_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014044_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014044_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014042_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014042_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014042_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000132104_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000132104_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000132104_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000204996_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000204996_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000204996_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000014035_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014035_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014035_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014036_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014036_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014036_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014034_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014034_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014034_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000014032_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000014032_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014032_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000250211_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000250211_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000203455_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%
C000203455_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.60%
C000203455_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%
C000203455_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000203455_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.30%
C000203455_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%
C000014129_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
C000014129_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.05%
C000014129_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.21%
C000014129_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000014129_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000014129_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.26%
C000204997_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%
C000204997_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.15%
C000204997_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000204997_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000204997_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000204997_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%
C000014045_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)
C000014045_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.11%)
C000014045_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.45%
C000014045_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
C000014045_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.30%)
C000014045_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.86%
C000014045_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000014045_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000014045_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.26%
C000014046_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%
C000014046_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.06%)
C000014046_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.14%
C000014046_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000014046_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000014046_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.26%
C000014044_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.98%
C000014044_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.10%)
C000014044_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.25%
C000014044_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.97%
C000014044_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.10%)
C000014044_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.25%
C000014044_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000014044_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000014044_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.26%
C000014042_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.32%)
C000014042_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.10%)
C000014042_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.45%
C000014042_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000014042_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000014042_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.87%
C000014042_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000014042_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.22%
C000014042_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.26%
C000132104_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%
C000132104_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.28%
C000132104_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.42%
C000132104_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000132104_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000132104_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000132104_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000132104_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000132104_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000204996_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%
C000204996_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.34%
C000204996_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000204996_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000204996_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000204996_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%
C000204996_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000204996_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000204996_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%
C000014035_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)
C000014035_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000014035_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.82%
C000014035_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000014035_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.99%
C000014035_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.11%
C000014035_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000014035_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000014035_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000014035_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000014035_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000014035_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000014036_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%
C000014036_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.26%
C000014036_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.38%
C000014036_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000014036_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000014036_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000014036_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000014036_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000014036_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000014034_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%
C000014034_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.19%
C000014034_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.47%
C000014034_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%
C000014034_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.19%
C000014034_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.47%
C000014034_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000014034_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000014034_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000014034_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000014034_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000014034_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000014032_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.42%)
C000014032_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.40%
C000014032_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.82%
C000014032_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%
C000014032_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.97%
C000014032_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.11%
C000014032_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000014032_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000014032_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.47%
C000014032_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000014032_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000014032_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000250211_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%
C000250211_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000250211_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%
C000250211_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000250211_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%
C000250211_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%